Inventories	12 Months Ended
Nov. 30, 2011
Inventories
Inventories
6.     Inventories

	November 30,
	2011	2010
Finished goods	$41,190	$58,279
Work in progress	19,785	44,685
Raw materials	103,205	92,972

	$164,180	$195,936